Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Impairment loss of property and equipment	$ 3,200	$ 3,200
Depreciation expenses	$ 800	$ 800	$ 40